PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net, by Type [Abstract]
Total property and equipment	$ 84,668		$ 84,668		$ 84,060	$ 162,612
Less: accumulated depreciation	(81,892)		(81,892)		(79,389)	(84,501)
Property and equipment, net	2,776		2,776		4,671	78,111
Depreciation expense	2,108	$ 10,750	3,887	$ 21,477	40,576	6,726
Laboratory equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Total property and equipment	65,285		65,285		66,403	151,114
Computer equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Total property and equipment	$ 19,383		$ 19,383		$ 17,657	$ 11,498